Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 231,192	$ 221,641
Accrued payroll and employee benefits	76,183	90,513
Dividends payable	67,624	64,032
Accrued warehouse expenses	46,088	42,032
Accrued interest	39,739	36,222
Accrued workers' compensation expenses	36,404	35,944
Value added tax payable	3,432	18,947
Other accrued expenses	73,397	94,080
Total accounts payable and accrued expenses	$ 574,059	$ 603,411